Summary of Significant Accounting Policies (Details) - Schedule of Receivables from Broker-Dealers and Clearing Organizations - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Summary of Significant Accounting Policies (Details) - Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Receivables from broker-dealers and clearing organizations for securities proprietary trading	$ 2,302,866	$ 3,212,777
Futures customer accounts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Receivables from broker-dealers and clearing organizations for securities proprietary trading	2,201,166	1,779,923
Securities customer accounts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Receivables from broker-dealers and clearing organizations for securities proprietary trading		101,831
Securities proprietary trading [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Receivables from broker-dealers and clearing organizations for securities proprietary trading	$ 101,700	$ 1,331,023